UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period:  December 31, 2019

Item 1. Reports to Stockholders.

AC ONE China Fund

Institutional Class – acoix

Semi-Annual Report

December 31, 2019

AC ONE CHINA FUND

Dear Shareholders,

For the 6-month period ended December 31, 2019 Institutional Class shares of the AC ONE China Fund (the “Fund”) returned 5.63%, 6.87% better than the Hang Seng Index’s loss of 1.24% and 3.66% worse than the MSCI China Index.  This brought 2019 calendar-year returns to 16.49% for the Fund vs 9.07% and 23.46% for the Hang Seng and MSCI China Indices respectively.  The Fund endeavors to out-perform the midpoint of these two indices and these returns meet that objective for the 6-month, one-year and since inception timeframes.

Average Annual Returns as of 12/31/2019

		3	6	1	5	RETURN
		MONTH	MONTH	YEAR	YEAR	FROM
		RETURN	RETURN	RETURN	RETURN	INCEPTION(1)
Hang Seng Index	(2)	8.04%	(1.24%)	9.07%	3.61%	5.25%
MSCI China Index	(3)	14.71%	9.29%	23.46%	7.49%	9.16%
Institutional Class		11.02%	5.63%	16.49%	4.68%	8.10%

(1)	July 27, 2012
(2)	The Hang Seng Index is a free float-adjusted market capitalization index designed to measure the equity market in Hong Kong. This index cannot be invested in directly.
(3)
The MSCI China Index tracks the evolving China domestic equity market through a combination of the largest securities and a bottom-up sampling approach to index construction for those securities that meet minimum size and liquidity thresholds, with constituents then adjusted for free float.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.  Returns for periods greater than one year are annualized. The funds have 2.00% redemption fee for funds which are redeemed within 60 days if purchase, which is also not reflected in the performance data. If reflected, the load and/or fee would reduce the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-964-0788.

Institutional Class Gross Expense Ratio – 2.73%

The Fund does not attempt to track the market indices, instead remaining focused on shareholdings that can participate in the growing middle class of China and their rapidly expanding discretionary income.  Therefore, Fund holdings within the consumer-sectors, both defensive and discretionary, were nearly triple the weightings of the Hang Seng Index at 22.6% of the portfolio compared to 8.8% for the Index.  Healthcare is another area where the Manager sees opportunity as China raises its healthcare spending toward global norms.  Healthcare holding represent 8.9% for the Fund against just 1.7% for the Hang Seng Index.  Underweighted sectors include financials at 25.2% vs the Hang Seng Index’s 48.3%, and the property developers and construction sector where the Fund holds no shares compared to the Index’s 10.6% weighting.

The Manager believes this strategy has reduced both the upside and the downside beta of the Fund which has, over bull and bear cycles, produced intended returns with somewhat less risk than the general Chinese market.  This strategy is again related to the perspective of North American investors who might consider China as already carrying additional risks related to geopolitics, trade and currencies.

AC ONE CHINA FUND

The Fund continues to monitor the development and maturation of mainland Chinese equity markets with the expectation that these shares can meet the Fund’s desired levels of liquidity and transparency in the future.  To-date, the Manager does not yet see the standards it believes North American investors would require for such investments, but the Manager does continue to monitor these developments closely.

With the January agreement on trade with the USA, the potential exists for China’s economy to resume its growth rates of recent history.  The Hang Seng Index’s December 31, 2019 price/earnings ratio of 11.25 is almost exactly half the S&P 500 Index’s 22.4 P/E on the same date.  The Hang Seng Index’s year-end implied yield of 3.54% is just over double the S&P 500 Index’s 1.76% yield on that date.  These two basic measures of valuation suggest that Hong Kong shares now offer a favorable risk/reward calculus.  What is unclear is how patient investors may need to be to gain from this opportunity.  Therefore, the Manager continues to stress that investment in the Fund is best for long-term investors.

The Manager remains confident that the Fund is well positioned to continue to reward its North American investors in the future and thanks its shareholders for their continued trust in our efforts and results.

Respectively,

Patrick Pascal
Co-President

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in small and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Because the fund is focused on Chinese companies it is subject to greater risk of adverse events in the country and region.

Please see the Schedule of Investments for a complete list of Fund holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Beta is a measure of the volatility, or systematic risk, of an individual stock in comparison to the unsystematic risk of the entire market.

P/E Ratio – The price-to-earnings ratio (P/E ratio) is the ratio for valuing a company that measures its current share price relative to its per-share earnings.

The Standard & Poor’s 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

The material must be preceded by or accompanied by a prospectus.

The AC ONE China Fund is distributed by Quasar Distributors, LLC.

AC ONE CHINA FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000.  Performance reflects waivers of fees and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of December 31, 2019

	One Year	Three Years	Five Years	Since Inception(1)
AC ONE China Fund	16.49%	11.60%	4.68%	8.10%
MSCI China Index(2)	23.46%	15.56%	7.49%	9.16%
Hang Seng Index(3)	9.07%	8.61%	3.61%	5.25%

(1)	July 27, 2012.
(2)
The MSCI China Index tracks the evolving China domestic equity market through a combination of the largest securities and a bottom-up sampling approach to index construction for those securities that meet minimum size and liquidity thresholds, with constituents than adjusted for free float.

(3)
The Hang Seng Index is a free float-adjusted market capitalization-weighted stock market index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong.

AC ONE CHINA FUND

Expense Example (Unaudited)
December 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 – December 31, 2019).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/2019	12/31/2019	7/1/2019 to 12/31/2019
AC ONE China Fund Actual(2)	$1,000.00	$1,056.30	$7.75
AC ONE China Fund Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.60	$7.61

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.50% for the Fund multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended December 31, 2019 of 5.63% for the Fund.

AC ONE CHINA FUND

Sector Allocation (Unaudited)
as of December 31, 2019(1)
(% of net assets)

Top Ten Equity Holdings (Unaudited)
as of December 31, 2019(1)
(% of net assets)

Tencent Holdings	12.2%
Alibaba Group Holding – ADR	10.5
Ping An Insurance Group, Class H	7.7
China Mengniu Dairy	6.5
CSPC Pharmaceutical Group	4.0
Anta Sports Products	3.5
Industrial & Commercial Bank of China, Class H	3.1
China Mobile	3.1
Haier Electronics Group	2.9
CITIC Securities, Class H	2.8

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR-American Depositary Receipt

AC ONE CHINA FUND

Schedule of Investments (Unaudited)
December 31, 2019

	Shares	Value
COMMON STOCKS – 95.7%

Communication Services – 16.7%
China Mobile	51,500	$435,168
China Telecom, Class H	482,000	198,578
Tencent Holdings	35,700	1,719,889
		2,353,635
Consumer Discretionary – 12.1%
Anta Sports Products	55,000	492,426
Geely Automobile Holdings	110,000	215,370
Haier Electronics Group	133,000	415,537
IMAX China Holding	107,000	225,738
Man Wah Holdings	89,200	63,547
Trip.com Group*	8,850	296,829
		1,709,447
Consumer Staples – 7.9%
China Mengniu Dairy	228,000	922,281
Hengan International Group	26,500	188,762
		1,111,043
Financials – 24.2%
Bank Of China, Class H	471,000	201,342
China Life Insurance, Class H	121,000	336,581
CITIC Securities, Class H	175,000	399,250
Haitong International Securities Group	450,000	136,844
Haitong Securities, Class H	168,400	198,938
Hong Kong Exchanges & Clearing	8,700	282,643
Industrial & Commercial Bank of China, Class H	571,000	440,543
PICC Property & Casualty, Class H	277,002	333,876
Ping An Insurance Group, Class H	92,000	1,088,679
		3,418,696
Health Care – 9.0%
CSPC Pharmaceutical Group	234,000	558,417
Sino Biopharmaceutical	262,500	367,242
Sinopharm Group, Class H	94,800	345,915
		1,271,574
Industrials – 8.9%
Air China, Class H	321,000	325,662
AviChina Industry & Technology, Class H	315,000	141,948
Beijing Capital International Airport, Class H	137,000	132,705
China Eastern Airlines*	500,000	277,028

See Notes to the Financial Statements

AC ONE CHINA FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2019

	Shares	Value
Industrials – 8.9% (Continued)
China Everbright International	186,370	$149,450
Zhuzhou CSR Times Electric, Class H	64,500	233,366
		1,260,159
Information Technology – 14.8%
AAC Technologies	14,500	126,585
Alibaba Group Holding – ADR*	6,960	1,476,216
Baidu – ADR*	1,785	225,624
Razer*	220,000	35,924
TravelSky Technology, Class H	94,000	229,473
		2,093,822
Materials – 0.5%
Nine Dragons Paper Holdings	67,000	69,675

Utilities – 1.6%
China Resources Gas Group	40,000	219,791

TOTAL COMMON STOCKS
(Cost $9,646,334)		13,507,842

SHORT-TERM INVESTMENT – 4.5%
Invesco Treasury Obligations, 1.47%^
(Cost $636,453)	636,453	636,453
Total Investments – 100.2%
(Cost $10,282,787)		14,144,295
Other Assets and Liabilities, Net – (0.2)%		(33,216)
Total Net Assets – 100.0%		$14,111,079

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of December 31, 2019.
ADR – American Depositary Receipt

See Notes to the Financial Statements

AC ONE CHINA FUND

Statement of Assets and Liabilities (Unaudited)
December 31, 2019

ASSETS:
Investments, at value
(cost $10,282,787)	$14,144,295
Foreign currency, at value (cost $25)	25
Dividends & interest receivable	3,331
Prepaid expenses	7,285
Receivable from adviser for expense reimbursements	3,467
Total assets	14,158,403

LIABILITIES:
Payable for fund administration & accounting fees	13,819
Payable for compliance fees	2,434
Payable for transfer agent fees & expenses	5,816
Payable for custody fees	4,172
Payable for trustee fees	2,942
Payable for audit fees	8,826
Payable for postage & printing fees	5,548
Accrued expenses	3,767
Total liabilities	47,324

NET ASSETS	$14,111,079

NET ASSETS CONSIST OF:
Paid-in capital	$10,317,553
Total distributable earnings	3,793,526
Net Assets	$14,111,079

Shares issued and outstanding(1)	866,887

Net asset value, redemption price and minimum offering price per share(2)	$16.28

(1)	Unlimited shares authorized.
(2)	A redemption fee of 2.00% is assessed against shares redeemed within 60 days of purchase.

See Notes to the Financial Statements

AC ONE CHINA FUND

Statement of Operations (Unaudited)
For the Six Months Ended December 31, 2019

INVESTMENT INCOME:
Interest income	$5,567
Dividend income	82,777
Less: Foreign taxes withheld	(5,386)
Total investment income	82,958

EXPENSES:
Investment adviser fees (See Note 4)	74,304
Fund administration & accounting fees (See Note 4)	42,372
Federal & state registration fees	16,778
Transfer agent fees & expenses (See Note 4)	14,788
Custody fees (See Note 4)	10,164
Audit fees	8,831
Compliance fees (See Note 4)	7,147
Trustee fees (See Note 4)	6,659
Legal fees	5,461
Other	3,126
Postage & printing fees	2,852
Total expenses before reimbursement	192,482
Less: reimbursement/waiver from investment adviser (See Note 4)	(91,157)
Net expenses	101,325

NET INVESTMENT LOSS	(18,367)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on investments, including foreign currency gain	(23,481)
Net change in unrealized appreciation/depreciation
on investments and translations of foreign currency	771,540

Net realized and unrealized gain on investments and foreign currency	748,059

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$729,692

See Notes to the Financial Statements

AC ONE CHINA FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	December 31, 2019	Year Ended
	(unaudited)	June 30, 2019
OPERATIONS:
Net investment income gain (loss)	$(18,367)	$33,352
Net realized loss on investments,
including foreign currency gain	(23,481)	(3,729)
Net change in unrealized appreciation/depreciation
on investments and translations of foreign currency	771,540	(1,156,703)
Net increase (decrease) in net assets resulting from operations	729,692	(1,127,080)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	511,000	484,179
Proceeds from reinvestment of distributions	30,755	59,022
Payments for shares redeemed	(1,017,430)	(764,557)
Redemption fees	—	44
Net decrease in net assets resulting
from capital share transactions	(475,675)	(221,312)

DISTRIBUTIONS TO SHAREHOLDERS	(34,225)	(64,165)
TOTAL INCREASE (DECREASE) IN NET ASSETS	219,792	(1,412,557)

NET ASSETS:
Beginning of year	13,891,287	15,303,844
End of year	$14,111,079	$13,891,287

See Notes to the Financial Statements

AC ONE CHINA FUND

Financial Highlights

	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31,	June 30,	June 30,		June 30,	June 30,	June 30,
	2019	2019	2018		2017	2016	2015
PER SHARE DATA:(1)
Net asset value,
beginning of period	$15.45	$16.71	$14.28		$11.70	$14.74	$13.10

INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02)	0.04	(0.02)		(0.08)	0.02	— (2)
Net realized and unrealized
gain (loss) on investments and
translations of foreign currency	0.89	(1.23)	2.45		2.68	(3.01)	2.39
Total from investment operations	0.87	(1.19)	2.43		2.60	(2.99)	2.39

LESS DISTRIBUTIONS:
Distributions from net
investment income	(0.04)	—	—		(0.02)	—	(0.04)
Distributions from net
realized gains	—	(0.07)	—		—	(0.05)	(0.71)
Total distributions	(0.04)	(0.07)	—		(0.02)	(0.05)	(0.75)
Paid-in capital from
redemption fees	—	— (2)	—		— (2)	— (2)	— (2)
Net asset value, end of period	$16.28	$15.45	$16.71		$14.28	$11.70	$14.74

TOTAL RETURN(3)	5.63%	(7.07)%	17.02%		22.25%	(20.28)%	19.09%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in 000’s)	$14,111	$13,891	$15,304		$11,989	$9,029	$12,336
Ratio of expenses to
average net assets:
Before reimbursements/waiver(4)	2.85%	2.72%	2.69%		3.68%	3.78%	3.66%
After expense
reimbursements/waiver(4)	1.50%	1.50%	1.68	%(5)	1.70%	1.70%	1.70%
Ratio of net investment income
(loss) to average net assets:
Before reimbursements/waiver(4)	(1.62)%	(0.98)%	(1.12)%		(2.54)%	(1.92)%	(1.98)%
After expense
reimbursements/waiver(4)	(0.27)%	0.24%	(0.11	)%(5)	(0.56)%	0.16%	(0.02)%
Portfolio turnover rate(3)	0%	1%	9%		16%	18%	21%

(1)	For a Fund share outstanding for the entire period.
(2)	Amount per share is less than $0.01.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Effective June 1, 2018, the expense limitation was lowered from 1.70% to 1.50% of the Fund’s average daily net assets. See Note 4 in Notes to Financials.

See Notes to the Financial Statements

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited)
December 31, 2019

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The AC ONE China Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is capital appreciation and income.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on July 27, 2012.  The Fund currently offers only Institutional Class shares.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended December 31, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended December 31, 2019, the Fund did not incur any interest or penalties. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  The Fund is not subject to examination by U.S. tax authorities for tax years prior to the period ended June 30, 2016.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

Dividends and Distributions –- The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2019

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, including foreign currency loss.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Allocation of Income, Expenses and Gains/Losses – Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2019

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s net asset value (“NAV”) in advance of the time the NAV is calculated.  If valuation adjustments are applied, the securities are categorized as Level 2 in the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  If valuation adjustments are applied, the securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,998,669	$11,509,173	$—	$13,507,842
Short Term Investment	636,453	—	—	636,453
Total Investments	$2,635,122	$11,509,173	$—	$14,144,295

Refer to the Schedule of Investments for further information on the classification of investments.

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2019

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with AC ONE Asset Management, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.10% of the Fund’s average daily net assets up to $250 million, 0.99% of the Fund’s average daily net assets on the next $250 million, 0.93% of the Fund’s average daily net assets on the next $500 million, and 0.84% of the Fund’s average daily net assets in excess of $1 billion.

The Fund’s Adviser has contractually agreed to waive a portion or all its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.50% of average daily net assets of the Fund.  Prior to June 1, 2018, the expense limitation was 1.70% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
January 2020 – June 2020	$91,328
July 2020 – June 2021	150,849
July 2021 – June 2022	171,581
July 2022 – December 2022	91,157

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended December 31, 2019, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2019

5.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
Shares sold	34,981	29,355
Shares issued to holders in reinvestment of dividends	1,891	4,274
Shares redeemed	(69,168)	(50,150)
Net decrease in shares outstanding	(32,296)	(16,251)

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended December 31, 2019, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$—	$522,318

7.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at June 30, 2019, the most recently completed fiscal year end were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net Appreciation	Tax Cost
$4,188,465	$(1,120,176)	$3,068,289	$10,804,545

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.

At June 30, 2019, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-term	Accumulated	Unrealized	Accumulated
Income	Capital Gains	Losses	Appreciation	Gains
$34,225	$ —	$(4,455)	$3,068,289	$3,098,059

As of June 30, 2019, the Fund had a short-term capital loss carryover of $4,608, which may be carried forward for an unlimited period under the Regulated Investment Company Modernization Act of 2010.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended June 30, 2019, the Fund does not plan to defer any qualified late year losses.

AC ONE CHINA FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2019

The tax character of distributions paid for the period ended December 31, 2019, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$34,225	$ —	$34,225

The tax character of distributions paid for the year ended June 30, 2019, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$ —	$64,165	$64,165

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

8.  GEOGRAPHIC CONCENTRATION & SECTOR RISK

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluation could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.  As of December 31, 2019, 100% of the Fund’s securities, excluding short-term investments, were located in China or economically tied to China.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2019, SEI Private Trust Company, for the benefit of its customers, owned 49.9% of the outstanding shares of the Fund.

10.  SUBSEQUENT EVENT

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

AC ONE CHINA FUND

Additional Information (Unaudited)
December 31, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020), which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-888-964-0788.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-964-0788.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2019 is available (1) without charge, upon request, by calling 1-888-964-0788, or (2) on the SEC’s website at www.sec.gov.

AC ONE CHINA FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
AC ONE Asset Management, LLC
444 South Flower Street
Los Angeles, CA 90071

DISTRIBUTOR
Quasar Distributors, LLC
777 E. Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-888-964-0788.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    March 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    March 4, 2020

By (Signature and Title)*    /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    March 4, 2020

* Print the name and title of each signing officer under his or her signature.